Provisions, income tax liabilities and other liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Gains/(losses) on financial assumptions		€ (163)	€ (11)	€ 168
France
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		45	29	(3)
Gains/(losses) on experience adjustments	[1]	1	18	16
Gains/(losses) on demographic assumptions		0	0	0
Gains/(losses) on financial assumptions		44	11	(19)
Germany
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		118	135	(98)
Gains/(losses) on experience adjustments	[1]	(3)	46	(54)
Gains/(losses) on demographic assumptions		0	0	0
Gains/(losses) on financial assumptions		121	89	(44)
US
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		5	47	(25)
Gains/(losses) on experience adjustments	[1]	20	(42)	(7)
Gains/(losses) on demographic assumptions		16	11	18
Gains/(losses) on financial assumptions		(31)	78	(36)
UK
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period		(15)	(212)	(44)
Gains/(losses) on experience adjustments	[1]	(50)	(472)	(12)
Gains/(losses) on demographic assumptions		(17)	50	11
Gains/(losses) on financial assumptions		€ 52	€ 210	€ (43)

[1]	(a)Experience adjustments are mainly due to the effect on plan assets of trends in the financial markets